COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Nordic Harrier

The arbitration hearings involving the Suezmax vessel Gulf Scandic (now named Nordic Harrier) has been settled between the Company and Gulf Navigation Holding PJSC (GulfNav). In addition to amounts received, the Company reversed previously recorded accruals, and recognized in aggregate $5.3 million as Received Settlement in the Consolidated Statements of Operations.

Legal Proceedings and Claims

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company’s management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company’s results of operations in a given year.

No claims have been filed against the Company, nor has it been part to any legal proceedings for the fiscal years ended December 31, 2016 and 2015.